UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-1629
RIVERSOURCE DIMENSIONS SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 7/31
Date of reporting period: 10/31

Portfolio of Investments
RiverSource Disciplined Small and Mid Cap Equity Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.3%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.9%)
Applied Signal Technology	7,814		$160,109
Ceradyne	19,470	(b)	313,856
Cubic	4,849		168,309
Goodrich	4,067		221,041
Spirit AeroSystems Holdings Cl A	10,979	(b,e)	174,786
Triumph Group	1,990	(e)	93,152

Total			1,131,253

Air Freight & Logistics (0.2%)
Air Transport Services Group	35,833	(b)	92,807
Atlas Air Worldwide Holdings	5,151	(b,e)	135,420

Total			228,227

Airlines (1.5%)
Alaska Air Group	9,554	(b)	245,729
Allegiant Travel	6,025	(b,e)	227,203
AMR	31,889	(b)	171,882
Continental Airlines Cl B	14,261	(b,e)	164,002
Delta Air Lines	33,431	(b)	238,697
Hawaiian Holdings	36,341	(b,e)	257,658
SkyWest	41,803		583,987

Total			1,889,158

Auto Components (1.7%)
ArvinMeritor	18,188	(e)	142,048
Autoliv	13,331	(c,e)	447,655
Cooper Tire & Rubber	24,347	(e)	371,535
Dana Holding	32,398	(b)	183,373
Exide Technologies	23,722	(b,e)	145,179
Goodyear Tire & Rubber	22,962	(b)	295,751
Spartan Motors	29,436		146,886
Tenneco	17,173	(b,e)	233,896
TRW Automotive Holdings	8,193	(b)	128,220

Total			2,094,543

Automobiles (0.2%)
Harley-Davidson	9,417		234,672

Beverages (0.7%)
Coca-Cola Enterprises	21,014		400,737
Pepsi Bottling Group	11,653		436,288

Total			837,025

Biotechnology (0.6%)
Dendreon	5,351	(b)	135,220
Isis Pharmaceuticals	9,480	(b)	120,112
Myriad Genetics	9,712	(b)	235,807
PDL BioPharma	22,740	(e)	191,243

Total			682,382

Issuer	Shares		Value(a)
Building Products (0.2%)
Apogee Enterprises	14,460	(e)	191,450
Insteel Inds	9,167	(e)	101,937

Total			293,387

Capital Markets (1.4%)
BGC Partners Cl A	29,180		140,939
Broadpoint Gleacher Securities	10,719	(b)	68,280
GFI Group	22,904		117,956
Greenhill & Co	1,938	(e)	167,114
Intl Assets Holding	4,703	(b)	84,607
Knight Capital Group Cl A	10,177	(b)	171,482
Legg Mason	3,844	(e)	111,899
MF Global	23,932	(b,c)	170,396
MVC Capital	7,749		71,136
Oppenheimer Holdings Cl A	4,537	(e)	115,694
optionsXpress Holdings	7,299		114,083
Penson Worldwide	12,635	(b,e)	123,191
Prospect Capital	7,615		75,617
SWS Group	13,292	(e)	177,847

Total			1,710,241

Chemicals (3.5%)
Ashland	6,296		217,464
Celanese Series A	4,900		134,505
CF Inds Holdings	4,778		397,769
Eastman Chemical	3,128		164,251
Huntsman	15,484		123,098
Innophos Holdings	9,079		175,679
Lubrizol	1,619		107,761
NewMarket	2,788		260,678
Olin	26,012	(e)	397,203
OM Group	27,238	(b,e)	735,971
Solutia	15,392	(b)	169,312
Stepan	1,710		97,880
Terra Inds	11,413		362,591
WR Grace & Co	45,356	(b,e)	992,842

Total			4,337,004

Commercial Banks (1.3%)
BancFirst	4,720		170,439
Fifth Third Bancorp	46,760		418,035
First Horizon Natl	20,275	(b)	239,853
SVB Financial Group	3,698	(b,e)	152,543
TowneBank	14,586	(e)	168,322
Trico Bancshares	10,072	(e)	147,253
Trustmark	10,092	(e)	191,243
Zions Bancorporation	9,533	(e)	134,987

Total			1,622,675

Commercial Services & Supplies (1.6%)
Brink’s	4,485		106,429
GeoEye	3,359	(b,e)	85,218
Herman Miller	10,765	(e)	166,319
HNI	9,412	(e)	247,724
Kimball Intl Cl B	24,290		182,175
Rollins	6,569	(e)	118,768
RR Donnelley & Sons	15,900		319,272
Steelcase Cl A	29,467	(e)	170,025
United Stationers	7,759	(b)	365,758
Viad	8,534	(e)	149,345

Total			1,911,033

Issuer	Shares		Value(a)
Communications Equipment (1.7%)
3Com	193,517	(b)	994,677
Loral Space & Communications	1,922	(b,e)	50,779
NETGEAR	12,661	(b,e)	230,810
Starent Networks	12,977	(b)	437,844
Tellabs	69,679	(b)	419,468

Total			2,133,578

Computers & Peripherals (2.6%)
Lexmark Intl Cl A	18,055	(b,e)	460,403
NCR	18,125	(b)	183,969
Novatel Wireless	17,158	(b,e)	153,049
SanDisk	16,882	(b)	345,743
Seagate Technology	71,377	(c)	995,709
Western Digital	29,227	(b)	984,365

Total			3,123,238

Construction & Engineering (2.3%)
Comfort Systems USA	12,316	(e)	134,244
EMCOR Group	27,598	(b)	651,865
Fluor	10,631		472,229
Granite Construction	12,118	(e)	346,090
KBR	20,759		424,937
Layne Christensen	5,102	(b)	132,142
Michael Baker	5,342	(b)	190,709
Shaw Group	6,111	(b)	156,808
Tutor Perini	19,447	(b,e)	343,240

Total			2,852,264

Consumer Finance (0.6%)
Advance America Cash Advance Centers	28,231		139,461
Discover Financial Services	40,199		568,414
EZCORP Cl A	5,371	(b)	69,662

Total			777,537

Containers & Packaging (0.1%)
Temple-Inland	7,446		115,041

Diversified Consumer Services (0.6%)
Career Education	8,485	(b,e)	176,827
Corinthian Colleges	14,138	(b,e)	224,229
ITT Educational Services	1,951	(b,e)	176,273
Regis	9,104		147,849

Total			725,178

Diversified Financial Services (0.2%)
IntercontinentalExchange	2,483	(b)	248,772

Diversified Telecommunication Services (1.5%)
CenturyTel	29,423		955,070
Neutral Tandem	10,164	(b,e)	214,359
Qwest Communications Intl	199,800	(e)	717,282

Total			1,886,711

Electric Utilities (0.7%)
Edison Intl	15,307		487,068
Northeast Utilities	7,219		166,398
Pinnacle West Capital	5,630		176,332

Total			829,798

Issuer	Shares		Value(a)
Electrical Equipment (0.8%)
EnerSys	9,188	(b)	203,055
General Cable	8,078	(b,e)	251,549
GrafTech Intl	36,967	(b)	499,054

Total			953,658

Electronic Equipment, Instruments & Components (3.2%)
Anixter Intl	18,598	(b,e)	778,325
Arrow Electronics	15,615	(b)	395,684
Avnet	17,888	(b)	443,265
Benchmark Electronics	26,958	(b)	452,894
Ingram Micro Cl A	21,138	(b)	373,086
Insight Enterprises	24,367	(b)	256,341
Jabil Circuit	19,183		256,669
Methode Electronics	19,678		142,666
Plexus	7,141	(b,e)	180,667
SYNNEX	9,983	(b,e)	256,863
Tech Data	5,462	(b)	209,905
Vishay Intertechnology	16,826	(b)	104,826

Total			3,851,191

Energy Equipment & Services (5.5%)
BJ Services	25,149		482,861
Bristow Group	3,455	(b)	100,713
Cal Dive Intl	12,100	(b)	92,928
Complete Production Services	17,022	(b,e)	162,220
Diamond Offshore Drilling	3,826	(e)	364,427
ENSCO Intl	19,425		889,471
GulfMark Offshore	7,779	(b)	215,245
Helmerich & Payne	10,370	(e)	394,267
Key Energy Services	54,947	(b,e)	402,212
Lufkin Inds	6,165		351,713
Nabors Inds	17,624	(b,c)	367,108
Oil States Intl	5,908	(b,e)	203,472
Parker Drilling	67,009	(b,e)	348,447
Patterson-UTI Energy	17,797	(e)	277,277
Pride Intl	18,158	(b,e)	536,750
Rowan Companies	20,868		485,181
SEACOR Holdings	1,884	(b)	153,113
TETRA Technologies	23,066	(b,e)	218,204
Tidewater	7,954		331,443
Unit	4,876	(b,e)	190,554
Willbros Group	13,829	(b,e)	181,713

Total			6,749,319

Food & Staples Retailing (2.2%)
Andersons	3,961		122,910
Casey’s General Stores	7,567		238,588
Ingles Markets Cl A	10,711	(e)	164,735
Pantry	8,606	(b)	121,431
Ruddick	5,196	(e)	138,837
Safeway	37,160		829,783
SUPERVALU	32,758		519,869
Whole Foods Market	9,954	(b,e)	319,125
Winn-Dixie Stores	21,954	(b,e)	243,470

Total			2,698,748

Issuer	Shares		Value(a)
Food Products (1.9%)
Bunge	11,743	(e)	670,055
Cal-Maine Foods	10,217	(e)	277,392
Darling Intl	20,958	(b)	145,658
Dean Foods	7,090	(b)	129,251
Diamond Foods	4,445	(e)	134,017
Fresh Del Monte Produce	19,703	(b,c)	427,752
Green Mountain Coffee Roasters	6,027	(b,e)	401,097
Lancaster Colony	4,052		196,846

Total			2,382,068

Gas Utilities (0.5%)
Laclede Group	5,366		164,790
New Jersey Resources	5,274	(e)	185,645
Questar	6,310		251,390

Total			601,825

Health Care Equipment & Supplies (0.6%)
Abaxis	4,671	(b,e)	106,592
ev3	12,831	(b,e)	151,149
ICU Medical	4,691	(b,e)	164,186
Orthofix Intl	3,602	(b,c,e)	115,264
Thoratec	5,343	(b,e)	140,307

Total			677,498

Health Care Providers & Services (5.7%)
AMERIGROUP	32,852	(b)	724,387
Bio-Reference Laboratories	5,287	(b,e)	170,929
Centene	5,202	(b)	92,752
CIGNA	37,634		1,047,731
Coventry Health Care	27,609	(b,e)	547,486
Health Net	18,020	(b,e)	268,678
HealthSpring	31,256	(b,e)	447,898
HMS Holdings	6,775	(b,e)	290,851
Humana	24,326	(b)	914,171
Kindred Healthcare	27,824	(b)	409,013
Magellan Health Services	24,069	(b)	773,337
Molina Healthcare	11,081	(b,e)	207,436
RehabCare Group	6,256	(b)	117,300
Triple-S Management Cl B	14,760	(b,c,e)	246,492
Universal American Financial	18,692	(b,e)	186,920
WellCare Health Plans	18,962	(b)	495,477

Total			6,940,858

Health Care Technology (0.5%)
Allscripts-Misys Healthcare Solutions	9,946	(b,e)	193,947
Cerner	4,190	(b,e)	318,608
Eclipsys	7,843	(b)	147,056

Total			659,611

Hotels, Restaurants & Leisure (0.8%)
Bally Technologies	7,604	(b,e)	299,521
BJ’s Restaurants	6,642	(b,e)	106,006
California Pizza Kitchen	11,637	(b,e)	151,165
Starbucks	13,548	(b)	257,141
Wyndham Worldwide	6,498		110,791

Total			924,624

Household Durables (2.1%)
American Greetings Cl A	16,259	(e)	330,708
Garmin	15,672	(c,e)	474,235

Issuer	Shares		Value(a)
NVR	343	(b)	227,159
Pulte Homes	15,510		139,745
Tupperware Brands	9,705		436,919
Whirlpool	13,887		994,170

Total			2,602,936

Independent Power Producers & Energy Traders (0.8%)
AES	16,168	(b)	211,316
Constellation Energy Group	14,417		445,773
Mirant	14,274	(b)	199,551
NRG Energy	7,601	(b)	174,747

Total			1,031,387

Industrial Conglomerates (0.6%)
McDermott Intl	17,637	(b)	392,071
Seaboard	222	(e)	299,922

Total			691,993

Insurance (9.4%)
Allied World Assurance Holdings	3,977	(c)	178,011
American Financial Group	13,050		321,030
American Physicians Capital	5,376	(e)	152,033
Amerisafe	11,109	(b,e)	205,961
AmTrust Financial Services	8,859		99,930
Arch Capital Group	3,096	(b,c)	208,578
Argo Group Intl Holdings	3,653	(b,c)	124,056
Assurant	11,099		332,193
Axis Capital Holdings	10,396	(c)	300,340
CNA Surety	8,227	(b)	118,962
Conseco	45,936	(b)	239,327
eHealth	6,815	(b,e)	96,977
Employers Holdings	27,963	(e)	414,412
Endurance Specialty Holdings	8,747	(c)	314,805
Flagstone Reinsurance Holdings	6,794	(c)	74,394
Genworth Financial Cl A	66,881	(b)	710,276
Hartford Financial Services Group	40,950		1,004,094
HCC Insurance Holdings	12,211		322,248
Horace Mann Educators	28,153		349,942
Lincoln Natl	25,909		617,411
Max Capital Group	9,339	(c)	192,850
Meadowbrook Insurance Group	17,729		119,316
Montpelier Re Holdings	15,112	(c)	244,210
Natl Financial Partners	15,255	(b)	124,328
PartnerRe	4,160	(c)	318,157
Platinum Underwriters Holdings	28,618	(c)	1,023,666
Principal Financial Group	24,808		621,192
ProAssurance	7,100	(b,e)	356,988
Protective Life	10,872		209,286
RenaissanceRe Holdings	3,653	(c)	191,783
RLI	2,177	(e)	108,850
Safety Insurance Group	7,026	(e)	235,160
SeaBright Insurance Holdings	15,885	(b,e)	177,594
Tower Group	8,246		202,687
Validus Holdings	7,029	(c)	177,834
XL Capital Cl A	37,453	(c)	614,604
Zenith Natl Insurance	10,259	(e)	292,689

Total			11,396,174

Issuer	Shares		Value(a)
Internet & Catalog Retail (0.9%)
Expedia	12,506	(b)	283,511
Liberty Media — Interactive Cl A	28,531	(b,d)	323,542
NetFlix	4,447	(b,e)	237,692
NutriSystem	11,217	(e)	241,390

Total			1,086,135

Internet Software & Services (1.0%)
EarthLink	65,986	(e)	534,487
ModusLink Global Solutions	16,987	(b)	139,633
ValueClick	12,142	(b)	119,477
Vistaprint	7,625	(b,c,e)	389,256

Total			1,182,853

IT Services (2.0%)
Ciber	33,810	(b)	108,868
Computer Sciences	19,087	(b)	967,901
CSG Systems Intl	11,159	(b)	182,338
Euronet Worldwide	9,815	(b,e)	232,125
Heartland Payment Systems	8,578	(e)	105,424
Ness Technologies	12,754	(b,c)	84,049
SAIC	16,467	(b)	291,631
TeleTech Holdings	5,825	(b)	104,209
VeriFone Holdings	6,279	(b,e)	83,511
Wright Express	10,527	(b,e)	293,808

Total			2,453,864

Leisure Equipment & Products (0.5%)
Brunswick	9,676	(e)	91,728
JAKKS Pacific	19,935	(b,e)	283,676
Polaris Inds	4,548		191,334

Total			566,738

Machinery (2.8%)
AGCO	9,667	(b,e)	271,739
Chart Inds	13,584	(b)	268,556
Cummins	14,317		616,491
EnPro Inds	5,393	(b,e)	121,774
Force Protection	35,930	(b)	158,092
FreightCar America	6,680	(e)	157,514
Mueller Inds	16,953		401,108
NACCO Inds Cl A	1,292		77,003
Navistar Intl	3,143	(b)	104,159
Nordson	3,529	(e)	186,225
Oshkosh	14,100		440,766
Terex	13,561	(b,e)	274,203
Timken	17,020		374,951

Total			3,452,581

Media (0.8%)
DISH Network Cl A	16,409	(b)	285,517
Interpublic Group of Companies	28,976	(b)	174,436
Liberty Media — Capital Series A	5,612	(b,d)	116,112
Natl CineMedia	11,601		185,616
Virgin Media	17,851	(f)	249,378

Total			1,011,059

Metals & Mining (2.9%)
AK Steel Holding	9,681		153,637
Allegheny Technologies	14,206	(e)	438,398
AM Castle & Co	7,999	(e)	90,149
Brush Engineered Materials	5,807	(b,e)	107,139

Issuer	Shares		Value(a)
Century Aluminum	14,864	(b,e)	128,871
Cliffs Natural Resources	10,985		390,736
Commercial Metals	17,661		262,089
Horsehead Holding	20,299	(b,e)	193,449
Kaiser Aluminum	4,120	(e)	164,594
Olympic Steel	4,291	(e)	108,562
Reliance Steel & Aluminum	9,132		333,135
Royal Gold	1,694		74,824
RTI Intl Metals	9,210	(b,e)	190,739
United States Steel	15,577	(e)	537,252
Walter Energy	3,680		215,280
Worthington Inds	12,909		142,644

Total			3,531,498

Multiline Retail (2.5%)
Dillard’s Cl A	19,300	(e)	262,866
Family Dollar Stores	10,814		306,036
JC Penney	30,083	(g)	996,651
Kohl’s	6,445	(b)	368,783
Macy’s	21,065		370,112
Nordstrom	11,517		366,010
Sears Holdings	5,740	(b,e)	389,516

Total			3,059,974

Multi-Utilities (0.1%)
CH Energy Group	4,297		177,939

Oil, Gas & Consumable Fuels (4.8%)
ATP Oil & Gas	13,672	(b,e)	236,662
Bill Barrett	5,952	(b)	184,393
Cimarex Energy	3,889		152,293
CVR Energy	8,223	(b,e)	86,506
Frontier Oil	20,108	(e)	278,697
Frontline	7,726	(c,e)	180,248
Knightsbridge Tankers	10,267	(c)	129,775
McMoRan Exploration	21,618	(b)	166,242
Murphy Oil	18,606		1,137,571
Newfield Exploration	6,148	(b)	252,191
Patriot Coal	16,874	(b)	190,676
Penn Virginia	6,496		131,544
Petroleum Development	6,350	(b,e)	106,045
Rosetta Resources	9,754	(b)	131,972
St. Mary Land & Exploration	9,404	(e)	320,676
Stone Energy	10,998	(b,e)	168,599
Sunoco	12,303		378,932
Swift Energy	11,482	(b,e)	243,189
Tesoro	22,944		324,428
USEC	40,179	(b)	155,091
Western Refining	24,057	(b,e)	134,960
World Fuel Services	15,075	(e)	766,564

Total			5,857,254

Paper & Forest Products (0.8%)
Clearwater Paper	2,355	(b)	106,611
Intl Paper	22,610		504,429
MeadWestvaco	8,701		198,644
Schweitzer-Mauduit Intl	4,211	(e)	217,498

Total			1,027,182

Personal Products (0.1%)
Nu Skin Enterprises Cl A	7,661		174,364

Issuer	Shares		Value(a)
Pharmaceuticals (1.5%)
Allergan	5,310		298,688
Auxilium Pharmaceuticals	6,683	(b,e)	210,247
Endo Pharmaceuticals Holdings	6,232	(b)	139,597
Forest Laboratories	22,869	(b)	632,785
Mylan	16,945	(b,e)	275,187
Par Pharmaceutical Companies	8,790	(b)	184,326
ViroPharma	15,989	(b)	120,557

Total			1,861,387

Professional Services (1.0%)
Administaff	12,253	(e)	304,119
Heidrick & Struggles Intl	5,020	(e)	137,347
ICF Intl	4,621	(b,e)	132,392
Kelly Services Cl A	7,693	(e)	85,238
Korn/Ferry Intl	7,132	(b,e)	113,827
Manpower	5,270	(e)	249,851
Spherion	23,273	(b)	115,201
TrueBlue	8,205	(b,e)	99,281

Total			1,237,256

Real Estate Investment Trusts (REITs) (1.4%)
Anworth Mtge Asset	22,953	(e)	163,655
Capstead Mtge	41,049		540,204
Getty Realty	7,705	(e)	188,850
Hospitality Properties Trust	12,368		238,826
MFA Financial	59,781	(e)	443,575
SL Green Realty	2,985	(e)	115,699

Total			1,690,809

Real Estate Management & Development (0.3%)
CB Richard Ellis Group Cl A	11,502	(b)	119,046
Jones Lang LaSalle	4,305	(e)	201,689

Total			320,735

Road & Rail (0.6%)
Arkansas Best	15,355	(e)	396,466
Hertz Global Holdings	18,921	(b)	176,155
Saia	7,629	(b,e)	111,841

Total			684,462

Semiconductors & Semiconductor Equipment (2.4%)
Amkor Technology	44,528	(b,e)	245,349
Cree	3,463	(b)	145,792
Lam Research	7,837	(b,e)	264,264
Marvell Technology Group	30,573	(b,c)	419,462
MEMC Electronic Materials	11,522	(b)	143,103
Micron Technology	53,864	(b)	365,737
Monolithic Power Systems	12,491	(b,e)	249,695
NetLogic Microsystems	4,369	(b)	166,066
NVIDIA	24,321	(b,e)	290,879
OmniVision Technologies	17,203	(b)	210,909
Sigma Designs	13,255	(b,e)	159,193
Silicon Image	33,604	(b,e)	70,904
Teradyne	12,884	(b)	107,839
Zoran	5,974	(b)	52,989

Total			2,892,181

Issuer	Shares		Value(a)
Software (1.8%)
EPIQ Systems	4,850	(b,e)	61,159
Informatica	18,586	(b,e)	394,581
Pegasystems	5,729	(e)	164,250
Red Hat	4,322	(b)	111,551
Rovi	19,253	(b)	530,420
Take-Two Interactive Software	21,028	(b,e)	230,677
Taleo Cl A	8,657	(b)	188,203
TIBCO Software	27,204	(b)	238,035
TiVo	21,205	(b)	230,710

Total			2,149,586

Specialty Retail (7.1%)
Abercrombie & Fitch Cl A	6,301		206,799
American Eagle Outfitters	16,203		283,390
AnnTaylor Stores	17,022	(b,e)	220,775
Asbury Automotive Group	10,450	(b)	101,783
AutoNation	14,491	(b,e)	249,825
Barnes & Noble	10,336	(e)	171,681
Big 5 Sporting Goods	8,107	(e)	119,578
Brown Shoe	14,962	(e)	155,156
CarMax	10,222	(b,e)	201,067
Cato Cl A	10,990	(e)	216,613
Chico’s FAS	25,463	(b,e)	304,283
Children’s Place Retail Stores	8,374	(b,e)	263,362
Collective Brands	10,930	(b)	202,752
Dress Barn	12,306	(b,e)	222,123
Foot Locker	19,168		200,881
Genesco	11,899	(b)	310,207
Group 1 Automotive	17,340	(e)	440,783
GUESS?	4,486		163,963
Gymboree	3,680	(b)	156,658
Hot Topic	29,515	(b,e)	227,266
Jo-Ann Stores	6,288	(b,e)	167,387
Jos A Bank Clothiers	2,918	(b,e)	119,580
Men’s Wearhouse	25,590	(e)	592,919
Monro Muffler Brake	5,758		178,440
Office Depot	32,241	(b)	195,058
OfficeMax	27,014	(b)	308,770
O’Reilly Automotive	7,335	(b)	273,449
Pacific Sunwear of California	34,329	(b)	207,347
PetSmart	10,279	(e)	241,865
RadioShack	25,829		436,252
Rent-A-Center	17,486	(b)	321,043
Signet Jewelers	14,094	(c)	355,310
Sonic Automotive Cl A	12,410		110,945
Stage Stores	11,163		131,723
Wet Seal Cl A	56,235	(b,e)	179,390
Williams-Sonoma	18,010	(e)	338,228

Total			8,576,651

Textiles, Apparel & Luxury Goods (1.7%)
Carter’s	8,626	(b)	203,574
Coach	10,746		354,296
Crocs	31,391	(b)	190,857
Deckers Outdoor	2,031	(b,e)	182,120
Fossil	8,110	(b,e)	216,780
Iconix Brand Group	15,208	(b)	177,325
Jones Apparel Group	15,451		276,418
Skechers USA Cl A	7,880	(b,e)	171,942

Issuer	Shares		Value(a)
Warnaco Group	7,097	(b)	287,641

Total			2,060,953

Thrifts & Mortgage Finance (0.2%)
Ocwen Financial	21,552	(b,e)	235,563

Tobacco (0.3%)
Alliance One Intl	30,949	(b,e)	136,485
Universal	5,660	(e)	235,399

Total			371,884

Trading Companies & Distributors (0.5%)
H&E Equipment Services	20,609	(b,e)	218,455
United Rentals	14,496	(b)	137,567
WESCO Intl	10,524	(b,e)	268,994

Total			625,016

Water Utilities (0.1%)
California Water Service Group	3,665	(e)	134,029

Wireless Telecommunication Services (0.5%)
Shenandoah Telecommunications	8,157	(e)	136,140
Syniverse Holdings	23,270	(b)	398,615
USA Mobility	10,152		110,657

Total			645,412

Total Common Stocks (Cost: $100,588,410)			$118,892,972

Money Market Fund (0.6%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.25%	774,159	(h)	$774,159

Total Money Market Fund (Cost: $774,159)			$774,159

Investments of Cash Collateral Received for Securities on Loan (26.7%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	32,600,841	$32,600,841

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $32,600,841)		$32,600,841

Total Investments in Securities (Cost: $133,963,410)(i)		$152,267,972

Investments in Derivatives
Futures Contracts Outstanding at Oct. 31, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

E-Mini S&P MidCap 400 Index	23	$1,512,020	Dec. 2009	$(27,897)
Russell 2000 Mini Index	25	1,404,500	Dec. 2009	(38,821)

Total				$(66,718)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated July 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Oct. 31, 2009, the value of foreign securities, excluding short-term securities, represented 7.2% of net assets.

(d)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(e)	At Oct. 31, 2009, security was partially or fully on loan.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Oct. 31, 2009 was $249,378, representing 0.2% of net assets. Information concerning such security holdings at Oct. 31, 2009 is as follows:

	Acquisition
Security	dates	Cost

Virgin Media	10-02-09 thru 10-30-09	$233,532

(g)	At Oct. 31, 2009, investments in securities included securities valued at $164,656 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2009.

(i)	At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $133,963,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$23,289,000
Unrealized depreciation	(4,984,000)

Net unrealized appreciation	$18,305,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

	Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$118,892,972	$—	$—	$118,892,972

Total Equity Securities	118,892,972	—	—	118,892,972

Other
Affiliated Money Market Fund (b)	774,159	—	—	774,159
Investments of Cash Collateral Received for Securities on Loan	32,600,841	—	—	32,600,841

Total Other	33,375,000	—	—	33,375,000

Investments in Securities	152,267,972	—	—	152,267,972
Other Financial Instruments (c)	(66,718)	—	—	(66,718)

Total	$152,201,254	$—	$—	$152,201,254

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2009.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource Disciplined Small Cap Value Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.9%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.9%)
Applied Signal Technology	550		$11,270
Ceradyne	13,478	(b)	217,264
Triumph Group	3,595		168,282

Total			396,816

Air Freight & Logistics (0.5%)
Atlas Air Worldwide Holdings	6,546	(b,d)	172,094
Pacer Intl	15,103	(d)	43,195

Total			215,289

Airlines (1.8%)
Alaska Air Group	4,529	(b)	116,486
Allegiant Travel	3,457	(b,d)	130,363
SkyWest	38,846		542,679

Total			789,528

Auto Components (1.9%)
ArvinMeritor	16,242		126,850
Dana Holding	33,912	(b)	191,942
Exide Technologies	21,735	(b,d)	133,018
Spartan Motors	17,782		88,732
Superior Inds Intl	5,644		74,952
Tenneco	16,649	(b)	226,760

Total			842,254

Building Products (0.7%)
Apogee Enterprises	10,126	(d)	134,068
Insteel Inds	4,823	(d)	53,632
Universal Forest Products	3,047		108,717

Total			296,417

Capital Markets (3.6%)
BGC Partners Cl A	28,776		138,988
Evercore Partners Cl A	2,504	(d)	81,731
GAMCO Investors Cl A	842		35,524
Intl Assets Holding	4,814	(b)	86,598
Knight Capital Group Cl A	21,436	(b)	361,197
MF Global	15,758	(b,c)	112,197
MVC Capital	7,424		68,152
Oppenheimer Holdings Cl A	3,153		80,402
PennantPark Investment	4,473		34,576
Penson Worldwide	11,425	(b,d)	111,394
Prospect Capital	12,641	(d)	125,525
Stifel Financial	2,092	(b,d)	108,700
SWS Group	10,848		145,146
Westwood Holdings Group	2,887	(d)	101,882

Total			1,592,012

Issuer	Shares		Value(a)
Chemicals (4.6%)
Innophos Holdings	6,933		134,154
Innospec	6,984	(c,d)	82,551
Olin	23,314		356,005
OM Group	19,303	(b,d)	521,567
Solutia	14,312	(b)	157,432
WR Grace & Co	34,011	(b)	744,500

Total			1,996,209

Commercial Banks (6.4%)
Arrow Financial	3,240	(d)	82,393
BancFirst	3,023		109,161
Bancorp	6,947	(b)	35,430
Bank of Kentucky Financial	1,074	(d)	23,241
Bank of the Ozarks	2,302	(d)	52,371
Bridge Bancorp	824		17,485
Camden Natl	3,298	(d)	101,348
Community Trust Bancorp	4,027	(d)	99,145
CVB Financial	3,154		25,264
First Financial	3,837	(d)	106,400
First Financial Bankshares	2,493	(d)	120,786
First of Long Island	2,118	(d)	51,192
German American Bancorp	3,296	(d)	49,572
Great Southern Bancorp	1,185	(d)	27,160
Heritage Financial	2,188	(d)	27,372
Home BancShares	4,396	(d)	95,085
MainSource Financial Group	12,728	(d)	74,204
Natl Bankshares	2,590	(d)	70,215
NBT Bancorp	5,565	(d)	121,317
Northrim BanCorp	5,577	(d)	83,878
Peoples Bancorp	1,278	(d)	13,726
PrivateBancorp	2,051	(d)	18,726
Republic Bancorp Cl A	4,228	(d)	77,753
S.Y. Bancorp	4,644	(d)	103,793
Sandy Spring Bancorp	8,093	(d)	93,555
Sierra Bancorp	2,143	(d)	18,708
Signature Bank	3,267	(b)	103,107
Southside Bancshares	1,555	(d)	32,328
SVB Financial Group	4,062	(b)	167,557
Tompkins Financial	2,106	(d)	91,337
TowneBank	8,264	(d)	95,367
Trico Bancshares	3,366	(d)	49,211
Trustmark	8,569	(d)	162,383
UMB Financial	4,313		171,527
Wilshire Bancorp	16,066	(d)	113,105
Wintrust Financial	3,020	(d)	85,194
Yadkin Valley Financial	10,049		36,980

Total			2,807,376

Commercial Services & Supplies (1.5%)
Consolidated Graphics	4,129	(b,d)	82,828
GeoEye	3,664	(b,d)	92,956
HNI	791	(d)	20,819
Kimball Intl Cl B	15,437		115,778
United Stationers	4,328	(b)	204,021
Viad	7,413	(d)	129,728

Total			646,130

Issuer	Shares		Value(a)
Communications Equipment (2.1%)
3Com	107,923	(b)	554,724
EMS Technologies	3,472	(b,d)	60,517
Harmonic	19,448	(b,d)	102,102
NETGEAR	5,377	(b,d)	98,023
Polycom	4,447	(b)	95,477

Total			910,843

Construction & Engineering (3.1%)
Comfort Systems USA	14,140	(d)	154,126
EMCOR Group	17,403	(b)	411,058
Granite Construction	8,278	(d)	236,420
Layne Christensen	4,385	(b)	113,572
Michael Baker	2,921	(b)	104,280
Tutor Perini	19,868	(b,d)	350,670

Total			1,370,126

Consumer Finance (0.3%)
Advance America Cash Advance Centers	11,858	(d)	58,578
First Cash Financial Services	2,737	(b,d)	47,022
World Acceptance	1,190	(b)	29,857

Total			135,457

Diversified Consumer Services (0.3%)
Regis	9,327		151,470

Diversified Financial Services (0.5%)
Life Partners Holdings	6,441	(d)	109,433
PHH	5,782	(b,d)	93,437

Total			202,870

Electrical Equipment (1.2%)
EnerSys	6,410	(b)	141,661
GrafTech Intl	27,190	(b)	367,065

Total			508,726

Electronic Equipment, Instruments & Components (3.0%)
Anixter Intl	8,200	(b,d)	343,170
Benchmark Electronics	14,159	(b)	237,871
CTS	6,872		61,573
Insight Enterprises	16,519	(b)	173,780
Methode Electronics	11,717		84,948
Plexus	2,456	(b)	62,137
SMART Modular Technologies WWH	24,157	(b)	98,077
SYNNEX	7,872	(b,d)	202,547
TTM Technologies	5,846	(b)	59,454

Total			1,323,557

Energy Equipment & Services (3.3%)
Bristow Group	2,609	(b,d)	76,052
Bronco Drilling	6,146	(b,d)	38,843
Cal Dive Intl	11,558	(b)	88,765
Complete Production Services	7,909	(b)	75,373
Dawson Geophysical	3,031	(b)	73,199
GulfMark Offshore	4,134	(b,d)	114,388
Key Energy Services	43,237	(b)	316,495
Lufkin Inds	2,115		120,661
Matrix Service	5,662	(b)	50,222

Issuer	Shares		Value(a)
Parker Drilling	75,948	(b,d)	394,929
Pioneer Drilling	3,912	(b)	26,171
TETRA Technologies	8,787	(b)	83,125

Total			1,458,223

Food & Staples Retailing (2.4%)
Andersons	4,664		144,724
Casey’s General Stores	8,491	(d)	267,722
Ingles Markets Cl A	7,659		117,795
Nash Finch	4,156	(d)	120,441
Pantry	7,276	(b)	102,664
Spartan Stores	4,762	(d)	67,430
Winn-Dixie Stores	22,601	(b,d)	250,645

Total			1,071,421

Food Products (2.2%)
American Italian Pasta Cl A	5,741	(b)	155,983
Cal-Maine Foods	4,601	(d)	124,917
Chiquita Brands Intl	16,431	(b,d)	266,018
Diamond Foods	2,485	(d)	74,923
Fresh Del Monte Produce	15,736	(b,c)	341,628
J&J Snack Foods	600		23,502

Total			986,971

Gas Utilities (0.5%)
Chesapeake Utilities	1,331	(d)	42,166
Laclede Group	3,480		106,871
New Jersey Resources	1,820	(d)	64,064

Total			213,101

Health Care Equipment & Supplies (0.3%)
ev3	11,826	(b,d)	139,310

Health Care Providers & Services (6.5%)
AMERIGROUP	5,574	(b,d)	122,907
Emergency Medical Services Cl A	865	(b)	41,537
Gentiva Health Services	5,449	(b)	130,776
HealthSpring	25,981	(b)	372,308
Kindred Healthcare	23,596	(b)	346,861
Magellan Health Services	25,357	(b)	814,721
Molina Healthcare	11,756	(b)	220,072
RehabCare Group	4,115	(b)	77,156
Triple-S Management Cl B	12,776	(b,c,d)	213,359
Universal American Financial	13,174	(b)	131,740
WellCare Health Plans	15,162	(b)	396,183

Total			2,867,620

Household Durables (0.6%)
American Greetings Cl A	9,899		201,345
Blyth	2,027	(d)	71,817

Total			273,162

Industrial Conglomerates (0.7%)
Seaboard	222	(d)	299,922

Insurance (10.6%)
American Physicians Capital	3,042	(d)	86,028
American Physicians Service Group	4,299		103,477

Issuer	Shares		Value(a)
American Safety Insurance Holdings	2,130	(b,c)	31,567
Amerisafe	11,193	(b)	207,518
AmTrust Financial Services	6,875		77,550
Argo Group Intl Holdings	3,406	(b,c)	115,668
CNA Surety	11,014	(b)	159,262
Conseco	57,745	(b)	300,851
Employers Holdings	27,323		404,927
FPIC Insurance Group	2,454	(b,d)	83,019
Horace Mann Educators	25,702		319,476
Max Capital Group	7,363	(c)	152,046
Meadowbrook Insurance Group	18,820		126,659
Montpelier Re Holdings	8,775	(c)	141,804
Natl Financial Partners	17,978		146,521
Navigators Group	1,086	(b,d)	57,634
Platinum Underwriters Holdings	23,121	(c)	827,038
ProAssurance	9,760	(b,d)	490,733
RLI	2,315	(d)	115,750
Safety Insurance Group	5,353	(d)	179,165
SeaBright Insurance Holdings	9,679	(b,d)	108,211
Tower Group	9,908		243,539
Zenith Natl Insurance	6,166	(d)	175,916

Total			4,654,359

Internet Software & Services (1.2%)
EarthLink	48,305	(d)	391,270
ModusLink Global Solutions	10,108	(b)	83,088
United Online	9,169		73,352

Total			547,710

IT Services (1.3%)
Ciber	15,518	(b)	49,968
CSG Systems Intl	6,619	(b)	108,154
Euronet Worldwide	7,630	(b)	180,449
ManTech Intl Cl A	3,296	(b)	144,563
MAXIMUS	1,702		78,735

Total			561,869

Leisure Equipment & Products (0.7%)
Brunswick	5,209	(d)	49,381
JAKKS Pacific	18,193	(b,d)	258,887

Total			308,268

Machinery (2.8%)
EnPro Inds	4,721	(b,d)	106,600
FreightCar America	4,993	(d)	117,735
Hurco Companies	2,252	(b,d)	35,807
John Bean Technologies	5,114		83,972
LB Foster Cl A	4,033	(b)	113,247
Mueller Inds	17,019		402,669
NACCO Inds Cl A	936		55,786
Nordson	3,571	(d)	188,441
Robbins & Myers	4,395	(d)	101,964

Total			1,206,221

Marine (0.2%)
Genco Shipping & Trading	4,188		83,299

Media (0.4%)
Natl CineMedia	10,747		171,952

Issuer	Shares		Value(a)
Metals & Mining (3.2%)
AM Castle & Co	5,975	(d)	67,338
Brush Engineered Materials	4,166	(b,d)	76,863
Century Aluminum	12,558	(b,d)	108,878
Coeur d’Alene Mines	20,151	(b,d)	404,633
Haynes Intl	3,425	(b,d)	96,996
Horsehead Holding	16,357	(b,d)	155,882
Kaiser Aluminum	4,071		162,636
Olympic Steel	3,611	(d)	91,358
Royal Gold	1,530		67,580
RTI Intl Metals	8,147	(b,d)	168,724

Total			1,400,888

Multiline Retail (0.7%)
Dillard’s Cl A	16,223	(d)	220,957
Retail Ventures	11,349	(b,d)	72,747

Total			293,704

Multi-Utilities (0.4%)
CH Energy Group	3,064		126,880
NorthWestern	1,279		30,888

Total			157,768

Oil, Gas & Consumable Fuels (4.5%)
ATP Oil & Gas	11,516	(b,d)	199,342
Berry Petroleum Cl A	6,255	(d)	158,627
Bill Barrett	4,004	(b)	124,044
CVR Energy	13,087	(b,d)	137,675
Gran Tierra Energy	32,365	(b,c,d)	154,057
Knightsbridge Tankers	8,155	(c)	103,079
Nordic American Tanker Shipping	6,296	(c,d)	178,177
Penn Virginia	8,389		169,877
Petroleum Development	6,875	(b)	114,813
Rosetta Resources	9,092	(b)	123,015
Stone Energy	8,790	(b,d)	134,751
Swift Energy	10,012	(b,d)	212,054
USEC	17,929	(b)	69,206
Western Refining	13,394	(b,d)	75,140

Total			1,953,857

Paper & Forest Products (0.8%)
Glatfelter	8,099		85,606
Schweitzer-Mauduit Intl	4,734		244,512

Total			330,118

Personal Products (0.3%)
Chattem	1,862	(b,d)	117,995

Pharmaceuticals (0.5%)
Par Pharmaceutical Companies	7,385	(b)	154,863
ViroPharma	8,377	(b)	63,163

Total			218,026

Professional Services (1.1%)
CDI	3,259		39,695
Heidrick & Struggles Intl	4,074	(d)	111,464

Issuer	Shares		Value(a)
ICF Intl	767	(b,d)	21,975
Kelly Services Cl A	3,566	(d)	39,511
Korn/Ferry Intl	5,095	(b)	81,316
Spherion	15,184	(b)	75,161
TrueBlue	6,422	(b)	77,706
Volt Information Sciences	4,298	(b,d)	34,857

Total			481,685

Real Estate Investment Trusts (REITs) (5.9%)
American Capital Agency	1,013		26,338
Anworth Mtge Asset	22,738	(d)	162,122
Capstead Mtge	45,098		593,490
Franklin Street Properties	10,041		108,242
Getty Realty	4,712	(d)	115,491
Investors Real Estate Trust	3,536		29,596
MFA Financial	86,774	(d)	643,862
Natl Health Investors	3,764		112,920
Natl Retail Properties	5,397	(d)	104,594
NorthStar Realty Finance	32,784		115,728
Omega Healthcare Investors	14,307	(d)	216,894
Realty Income	4,793	(d)	111,102
Universal Health Realty Income Trust	3,998	(d)	126,937
Urstadt Biddle Properties Cl A	7,638	(d)	112,813

Total			2,580,129

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions	4,736	(b,c)	72,224
China Housing & Land Development	8,507	(b,c,d)	26,202

Total			98,426

Road & Rail (0.9%)
Arkansas Best	9,465	(d)	244,387
Old Dominion Freight Line	2,957	(b)	76,852
Saia	4,349	(b,d)	63,756

Total			384,995

Semiconductors & Semiconductor Equipment (0.6%)
OmniVision Technologies	14,051	(b)	172,265
Sigma Designs	4,864	(b,d)	58,417
Trident Microsystems	21,634	(b,d)	40,672

Total			271,354

Software (0.6%)
EPIQ Systems	2,818	(b,d)	35,535
TIBCO Software	27,886	(b)	244,002

Total			279,537

Specialty Retail (7.2%)
AnnTaylor Stores	13,516	(b,d)	175,303
Asbury Automotive Group	9,832	(b)	95,764
Brown Shoe	5,981	(d)	62,023
Buckle	5,731	(d)	171,987
Build-A-Bear Workshop	9,576	(b)	49,604
Collective Brands	3,468	(b)	64,331
Conn’s	8,722	(b,d)	55,036
Dress Barn	7,179	(b,d)	129,581
DSW Cl A	4,838	(b)	92,890
Genesco	10,550	(b)	275,039

Issuer	Shares		Value(a)
Group 1 Automotive	14,180	(d)	360,455
Gymboree	3,101	(b)	132,010
Hot Topic	15,180	(b)	116,886
Jo-Ann Stores	6,026	(b)	160,412
Men’s Wearhouse	13,067		302,761
Monro Muffler Brake	707		21,910
OfficeMax	7,204	(b)	82,342
Pacific Sunwear of California	29,303	(b)	176,990
Rent-A-Center	14,011	(b)	257,242
Shoe Carnival	5,418	(b,d)	81,324
Sonic Automotive Cl A	7,176		64,153
Stage Stores	9,037		106,637
Tween Brands	12,196	(b)	103,422

Total			3,138,102

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s	6,577	(b)	155,217
Iconix Brand Group	12,378	(b)	144,327
Jones Apparel Group	12,479		223,249
Skechers USA Cl A	7,902	(b,d)	172,422
Weyco Group	296	(d)	6,601

Total			701,816

Thrifts & Mortgage Finance (0.8%)
ESB Financial	4,204		49,019
ESSA Bancorp	3,487	(d)	41,739
First Niagara Financial Group	8,439		108,357
Ocwen Financial	13,769	(b)	150,495

Total			349,610

Tobacco (0.5%)
Universal	5,750	(d)	239,143

Trading Companies & Distributors (0.5%)
Aceto	9,376	(d)	51,943
H&E Equipment Services	16,943	(b,d)	179,596

Total			231,539

Water Utilities (0.3%)
American States Water	934	(d)	30,962
California Water Service Group	2,780	(d)	101,665

Total			132,627

Wireless Telecommunication Services (1.2%)
Shenandoah Telecommunications	2,058	(d)	34,348
Syniverse Holdings	21,950	(b)	376,003
USA Mobility	9,074		98,907

Total			509,258

Total Common Stocks (Cost: $39,497,547)			$42,899,065

Money Market Fund (0.7%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.25%	290,990	(e)	$290,990

Total Money Market Fund (Cost: $290,990)			$290,990

Investments of Cash Collateral Received for Securities on Loan (27.3%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	11,970,309	$11,970,309

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $11,970,309)		$11,970,309

Total Investments in Securities (Cost: $51,758,846)(f)		$55,160,364

At Oct. 31, 2009, $16,000 was held in a margin deposit account as collateral to cover initial margin deposits on open stock index futures contracts.
Investments in Derivatives
Futures Contracts Outstanding at Oct. 31, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Russell 2000 Mini Index	14	$786,520	Dec. 2009	$(23,164)
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated July 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Oct. 31, 2009, the value of foreign securities, excluding short-term securities, represented 5.8% of net assets.

(d)	At Oct. 31, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2009.

(f)	At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $51,759,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,664,000
Unrealized depreciation	(3,263,000)

Net unrealized appreciation	$3,401,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated July 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

	Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$42,899,065	$—	$—	$42,899,065

Total Equity Securities	42,899,065	—	—	42,899,065

Other
Affiliated Money Market Fund (b)	290,990	—	—	290,990
Investments of Cash Collateral Received for Securities on Loan	11,970,309	—	—	11,970,309

Total Other	12,261,299	—	—	12,261,299

Investments in Securities	55,160,364	—	—	55,160,364
Other Financial Instruments (c)	(23,164)	—	—	(23,164)

Total	$55,137,200	$—	$—	$55,137,200

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2009.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Dimensions Series, Inc.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	December 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	December 29, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	December 29, 2009